Income Taxes 2 (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income tax expense
Current federal income tax expense	$ 19,290	$ 69,942	$ 76,305
Current state income tax expense	(11,059)	648	10,089
Deferred federal income tax expense	57,759	41,884	(49,428)
Deferred state income tax expense	15,968	5,376	(27,899)
Total income tax expense	$ 81,958	$ 117,850	$ 9,067